Label	Element	Value
T. Rowe Price Global Multi-Sector Bond Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Global Multi-Sector Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective(s)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide high income and some capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table or example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 257.6% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	257.60%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. The example also assumes that any current expense limitation arrangement remains in place for the period noted in the previous table; therefore, the figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in bonds. The fund may invest in a variety of holdings in an effort to enhance income and achieve some capital growth. The fund shifts its investments among the following sectors based on market conditions and the investment adviser’s outlook:

• government and agency obligations of the U.S. and foreign countries (including emerging market countries);

• corporate bonds of issuers in the U.S. and foreign countries (including emerging market countries);

• U.S. dollar and non-U.S. dollar-denominated debt instruments of issuers located in foreign countries (including emerging market countries);

• mortgage-backed (including commercial mortgage-backed), and asset-backed securities (including collateralized mortgage obligations and collateralized loan obligations);

• bank loans (including loan participations and assignments);

• convertible bonds and other convertible securities; and

• preferred stocks.

Under normal conditions, the fund will invest at least 40% of its net assets (unless foreign market conditions are not deemed favorable by the investment adviser, in which case the fund would invest at least 30% of its net assets) in securities issued by governments or companies that are organized or located outside the U.S. or doing a substantial amount of business outside the U.S. The fund may hold non-U.S. currencies without holding any bonds or other income-producing securities denominated in those currencies. There is no limit on the fund’s investments in U.S. dollar-denominated foreign debt instruments.

Up to 65% of the fund’s net assets can be invested in securities and other holdings that are rated below investment grade (below BBB, or an equivalent rating) or are not rated by established credit rating agencies (commonly referred to as “high yield” or “junk” bonds). The below investment-grade portion of the fund’s portfolio may consist of the following: U.S. dollar-denominated debt instrument in emerging markets (not to exceed 25% of the fund’s net assets); non-U.S. dollar-denominated debt instruments in emerging markets (not to exceed 40% of the fund’s net assets); bank loans (not to exceed 20% of the fund’s net assets); and convertible securities and preferred stocks (not to exceed 15% of the fund’s net assets). Ratings will be determined, at the time of purchase, by at least one major credit rating agency or, if not so rated, a comparable rating by the adviser. If a security is split-rated (i.e., rated investment grade by at least one rating agency, but below investment grade by another rating agency), the higher rating will be used. The fund may purchase securities of any maturity and its weighted average maturity will vary with market conditions.

The fund may use a variety of derivatives, such as futures, forwards, and swaps for a number of purposes, such as for exposure or hedging. The fund specifically uses interest rate futures, forward currency exchange contracts, credit default swaps, inflation swaps, interest rate swaps, and options. Interest rate futures would typically be used to manage the fund’s exposure to interest rate changes or to adjust portfolio duration. Forward currency exchange contracts would be used to gain exposure to certain currencies expected to increase or decrease in value relative to other currencies or to protect the fund’s foreign bond holdings from adverse currency movements relative to the U.S. dollar. Credit default swaps can be used to protect the value of certain portfolio holdings, as an alternative to cash bonds, and to manage the fund’s overall credit risk exposure. Inflation-based derivatives are typically used to hedge against inflation. Options may be used to generate additional income, to enhance returns, or as a defensive technique to protect against anticipated declines in the value of an asset.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any fund, there is no guarantee that the fund will achieve its objective(s). The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund, which may be even greater in bad or uncertain market conditions, are summarized as follows:

Fixed income markets: Economic and other market developments can adversely affect the fixed income securities markets. At times, participants in these markets may develop concerns about the ability of certain issuers of debt instruments to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt instruments to facilitate an orderly market. Those concerns could cause increased volatility and reduced liquidity in particular securities or in the overall fixed income markets and the related derivatives markets. A lack of liquidity or other adverse credit market conditions may hamper the fund’s ability to sell the debt instruments in which it invests or to find and purchase suitable debt instruments.

Market conditions: The value of the fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the fund, particular industries, or the overall securities markets. A variety of factors can increase the volatility of the fund’s holdings and markets generally, including economic, political, or regulatory developments, recessions, inflation, rapid interest rate changes, war, military conflict, acts of terrorism, natural disasters, and outbreaks of infectious illnesses or other widespread public health issues such as the coronavirus pandemic and related governmental and public responses (including sanctions). Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Government intervention in markets may impact interest rates, market volatility, and security pricing. These adverse developments may cause broad declines in market value due to short-term market movements or for significantly longer periods during more prolonged market downturns.

Credit quality: An issuer of a debt instrument could suffer an adverse change in financial condition that results in a payment default (failure to make scheduled interest or principal payments), rating downgrade, or inability to meet a financial obligation. Securities that are rated below investment grade carry greater risk of default and should be considered speculative.

Junk investing: Investments in bonds that are rated below investment grade, commonly referred to as junk bonds, and loans that are rated below investment grade, expose the fund to greater volatility and credit risk than investments in securities that are rated investment grade. Issuers of junk bonds and loans are usually not as strong financially and are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. As a result, bonds and loans rated below investment grade carry a higher risk of default and should be considered speculative.

Foreign investing: Investments in the securities of non-U.S. issuers may be adversely affected by local, political, social, and economic conditions overseas; greater volatility; reduced liquidity; or decreases in foreign currency values relative to the U.S. dollar. The risks of investing outside the U.S. are heightened for any investments in emerging markets, which are susceptible to greater volatility than investments in developed markets.

Emerging markets: Investments in emerging market countries are subject to greater risk and overall volatility than investments in the U.S. and other developed markets. Emerging market countries tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. In addition to the risks associated with investing outside the U.S., emerging markets are more susceptible to governmental interference, political and economic uncertainty, local taxes and restrictions on the fund’s investments, less efficient trading markets with lower overall liquidity, and more volatile currency exchange rates.

Interest rates: The prices of, and the income generated by, debt instruments held by the fund may be affected by changes in interest rates. A rise in interest rates typically causes the price of a fixed rate debt instrument to fall and its yield to rise. Conversely, a decline in interest rates typically causes the price of a fixed rate debt instrument to rise and the yield to fall. The prices and yields of inflation-linked bonds are directly impacted by the rate of inflation as well as changes in interest rates. Generally, funds with longer weighted average maturities and durations carry greater interest rate risk. Changes in monetary policy made by central banks and/or governments, such as the discontinuation and replacement of benchmark rates, are likely to affect the interest rates or yields of the securities in which the fund invests.

Prepayments and extensions: The fund is subject to prepayment risks because the principal on mortgage-backed securities, asset-backed securities, or any debt instrument with an embedded call option may be prepaid at any time, which could reduce the security’s yield and market value. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the portfolio to shorten. Extension risk may result from a rise in interest rates, which tends to make mortgage-backed securities, asset-backed securities, and other callable debt instruments more volatile.

LIBOR transition: Many financial instruments use a floating rate based on the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. As of June 2023, the publication of all settings of LIBOR has been phased out (although certain synthetic USD LIBOR rates will be published through September 2024). The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the fund’s performance and/or net asset value.

Bank loans: Investments in bank loans expose the fund to additional risks beyond those normally associated with more traditional debt instruments. The fund’s ability to receive payments in connection with a loan depends primarily on the financial condition of the borrower and whether or not a loan is secured by collateral, although there is no assurance that the collateral securing a loan will be sufficient to satisfy the loan obligation. In addition, bank loans often have contractual restrictions on resale, which can delay the sale and adversely impact the sale price. Transactions involving bank loans may have significantly longer settlement periods than more traditional investments (settlement can take longer than 7 days) and often involve borrowers whose financial condition is troubled or highly leveraged, which increases the risk that the fund may not receive its proceeds in a timely manner or that the fund may incur losses in order to pay redemption proceeds to its shareholders. In addition, loans are not registered under the federal securities laws like stocks and bonds, so investors in loans have less protection against improper practices than investors in registered securities.

Convertible securities and preferred stocks: Convertible securities and preferred stocks carry credit and interest rate risk, along with other risks associated with both equity and fixed income securities, and convertible securities may be called back by the issuer prior to maturity at a price that is disadvantageous to the fund.

Derivatives: The use of derivatives exposes the fund to additional volatility and potential losses. A derivative involves risks different from, and possibly greater than, the risks associated with investing directly in the assets on which the derivative is based, including liquidity risk, valuation risk, correlation risk, market risk, interest rate risk, leverage risk, counterparty and credit risk, operational risk, management risk, legal risk, and regulatory risk. Derivatives can be highly volatile, illiquid, and difficult to value, and changes in the value of a derivative may not properly correlate with changes in the value of the underlying asset, reference rate, or index. The fund could be exposed to significant losses if it is unable to close a derivatives position due to the lack of a liquid secondary trading market. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Certain derivatives are also subject to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations. The use of derivatives includes the risk of potential operational issues, such as settlement issues. Derivatives are exposed to legal risks, such as the legality or enforceability of a contract. The adviser may not be able to accurately predict the direction of prices, economic factors, or other associated risks which could cause loss in value or impair the fund’s efforts to reduce overall volatility. New regulations may make derivatives more costly, limit availability, or otherwise affect their value or performance.

Portfolio turnover: High portfolio turnover may adversely affect the fund’s performance and increase transaction costs, which could increase the fund’s expenses. High portfolio turnover may also result in the distribution of higher capital gains when compared with a fund with less active trading policies, which could have an adverse tax impact if the fund’s shares are held in a taxable account.

Liquidity: The fund may not be able to meet requests to redeem shares issued by the fund without significant dilution of the remaining shareholders’ interests in the fund. In addition, the fund may not be able to sell a holding in a timely manner at a desired price. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates.

Markets with lower overall liquidity could lead to greater price volatility and limit the fund’s ability to sell a holding at a suitable price.

Active management: The fund’s overall investment program and holdings selected by the fund’s investment adviser may underperform the broad markets, relevant indices, or other funds with similar objectives and investment strategies.

Cybersecurity breaches: The fund could be harmed by intentional cyberattacks and other cybersecurity breaches, including unauthorized access to the fund’s assets, confidential information, or other proprietary information. In addition, a cybersecurity breach could cause one of the fund’s service providers or financial intermediaries to suffer unauthorized data access, data corruption, or loss of operational functionality.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the fund. The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses. The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year, and also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund, if applicable.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	The fund’s return for the six months ended 6/30/23 was 5.12%.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	6/30/20	10.28%	Worst Quarter	3/31/20	-8.97%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2022
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Investor Class and will differ for other share classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year, and also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund, if applicable.

In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA. After-tax returns are shown only for the Investor Class and will differ for other share classes.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com.
T. Rowe Price Global Multi-Sector Bond Fund, Inc. | Bloomberg Global Aggregate Bond USD Hedged Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Label	rr_AverageAnnualReturnLabel	Bloomberg Global Aggregate Bond USD Hedged Index (reflects no deduction for fees, expenses, or taxes)
T. Rowe Price Global Multi-Sector Bond Fund, Inc. | Bloomberg Global Aggregate Bond USD Hedged Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.22%)
5 Years	rr_AverageAnnualReturnYear05	0.36%
10 Years	rr_AverageAnnualReturnYear10	1.70%
Since Inception	rr_AverageAnnualReturnSinceInception	0.84%	[1]
T. Rowe Price Global Multi-Sector Bond Fund, Inc. | Lipper Global Income Funds Average
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Global Income Funds Average
T. Rowe Price Global Multi-Sector Bond Fund, Inc. | Lipper Global Income Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.50%)
5 Years	rr_AverageAnnualReturnYear05	(0.79%)
10 Years	rr_AverageAnnualReturnYear10	0.31%
Since Inception	rr_AverageAnnualReturnSinceInception	0.33%	[2]
T. Rowe Price Global Multi-Sector Bond Fund, Inc. | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	$ 20	[3]
Management fees	rr_ManagementFeesOverAssets	0.48%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.23%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.71%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[4]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.65%	[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2025
1 Year	rr_ExpenseExampleYear01	$ 66
3 Years	rr_ExpenseExampleYear03	215
5 Years	rr_ExpenseExampleYear05	383
10 Years	rr_ExpenseExampleYear10	$ 871
Annual Return 2013	rr_AnnualReturn2013	0.30%
Annual Return 2014	rr_AnnualReturn2014	4.32%
Annual Return 2015	rr_AnnualReturn2015	(0.04%)
Annual Return 2016	rr_AnnualReturn2016	6.84%
Annual Return 2017	rr_AnnualReturn2017	6.46%
Annual Return 2018	rr_AnnualReturn2018	0.44%
Annual Return 2019	rr_AnnualReturn2019	10.37%
Annual Return 2020	rr_AnnualReturn2020	8.14%
Annual Return 2021	rr_AnnualReturn2021	0.40%
Annual Return 2022	rr_AnnualReturn2022	(15.60%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund’s return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.12%
Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.28%
Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.97%)
1 Year	rr_AverageAnnualReturnYear01	(15.60%)
5 Years	rr_AverageAnnualReturnYear05	0.32%
10 Years	rr_AverageAnnualReturnYear10	1.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 2008
T. Rowe Price Global Multi-Sector Bond Fund, Inc. | Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(16.91%)
5 Years	rr_AverageAnnualReturnYear05	(1.34%)
10 Years	rr_AverageAnnualReturnYear10	0.27%
T. Rowe Price Global Multi-Sector Bond Fund, Inc. | Investor Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.18%)
5 Years	rr_AverageAnnualReturnYear05	(0.35%)
10 Years	rr_AverageAnnualReturnYear10	0.80%
T. Rowe Price Global Multi-Sector Bond Fund, Inc. | I Class
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.48%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.07%	[5]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.55%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[5]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.49%	[5]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2025
1 Year	rr_ExpenseExampleYear01	$ 50
3 Years	rr_ExpenseExampleYear03	164
5 Years	rr_ExpenseExampleYear05	295
10 Years	rr_ExpenseExampleYear10	$ 677
1 Year	rr_AverageAnnualReturnYear01	(15.45%)
5 Years	rr_AverageAnnualReturnYear05	0.47%
Since Inception	rr_AverageAnnualReturnSinceInception	1.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 23, 2016
T. Rowe Price Global Multi-Sector Bond Fund, Inc. | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.48%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.73%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.46%	[6]
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.53%)	[6],[7]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.93%	[7]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2025
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees.
1 Year	rr_ExpenseExampleYear01	$ 95
3 Years	rr_ExpenseExampleYear03	355
5 Years	rr_ExpenseExampleYear05	694
10 Years	rr_ExpenseExampleYear10	$ 1,652
1 Year	rr_AverageAnnualReturnYear01	(15.88%)
5 Years	rr_AverageAnnualReturnYear05	0.02%
10 Years	rr_AverageAnnualReturnYear10	1.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 2008

[1]	Return since 3/23/16.
[2]	Return since 3/31/16.
[3]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.
[4]

T. Rowe Price Associates, Inc., has contractually agreed (through September 30, 2025) to waive its fees and/or bear any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) that would cause the class’ ratio of expenses to average daily net assets to exceed 0.65%. The agreement may only be terminated at any time after September 30, 2025, with approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement (and any applicable prior limitations) are subject to reimbursement to T. Rowe Price Associates, Inc., by the class whenever the class’ expense ratio is below 0.65%. However, the class will not reimburse T. Rowe Price Associates, Inc., more than three years from the date such amounts were initially waived or paid. The class may only reimburse T. Rowe Price Associates, Inc., if the reimbursement does not cause the class’ expense ratio (after the reimbursement is taken into account) to exceed the class’ current expense limitation (or the expense limitation in place at the time the amounts were waived or paid).

[5]

T. Rowe Price Associates, Inc., has contractually agreed (through September 30, 2025) to pay the operating expenses of the fund’s I Class excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses (I Class Operating Expenses), to the extent the I Class Operating Expenses exceed 0.01% of the class’ average daily net assets. The agreement may only be terminated at any time after September 30, 2025, with approval by the fund’s Board of Directors. Any expenses paid under this agreement (and any applicable prior limitations) are subject to reimbursement to T. Rowe Price Associates, Inc., by the class whenever the I Class Operating Expenses are below 0.01%. However, the class will not reimburse T. Rowe Price Associates, Inc., more than three years from the date such amounts were initially waived or paid. The class may only reimburse T. Rowe Price Associates, Inc., if the reimbursement does not cause the I Class Operating Expenses (after the reimbursement is taken into account) to exceed the current expense limitation on I Class Operating Expenses (or the expense limitation in place at the time the amounts were waived or paid).

[6]	Restated to reflect current fees.
[7]

T. Rowe Price Associates, Inc., has contractually agreed (through September 30, 2025) to waive its fees and/or bear any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) that would cause the class’ ratio of expenses to average daily net assets to exceed 0.93%. The agreement may only be terminated at any time after September 30, 2025, with approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement (and any applicable prior limitations) are subject to reimbursement to T. Rowe Price Associates, Inc., by the class whenever the class’ expense ratio is below 0.93%. However, the class will not reimburse T. Rowe Price Associates, Inc., more than three years from the date such amounts were initially waived or paid. The class may only reimburse T. Rowe Price Associates, Inc., if the reimbursement does not cause the class’ expense ratio (after the reimbursement is taken into account) to exceed the class’ current expense limitation (or the expense limitation in place at the time the amounts were waived or paid).